Other non-current assets - Summary of Movements in Interest in Joint Ventures and Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Joint ventures
Investments in joint ventures at beginning of period	€ 65	€ 37
Additions	10	3
Dividends received/reductions	(241)	(189)
Share of net profit/(loss)	235	213
Currency retranslation	1	1
Investments in joint ventures at end of period	70	65
Associates
Investments in associates at beginning of period	19	23
Additions	8	6
Dividend received/reductions	(5)	(4)
Share of net profit/(loss)	(4)	(5)
Currency retranslation	6	(1)
Investments in associates at end of period	€ 24	€ 19